Distribution Date:	11/18/25	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Exchangeable Certificate Detail	5		Bank, N.A.
Additional Information	6		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Cash Flows	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Balances	8	Master Servicer	Trimont LLC
Current Mortgage Loan and Property Stratification	9-13		Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Mortgage Loan Detail (Part 1)	14		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Mortgage Loan Detail (Part 2)	15	Excluded Mortgage Loan	Trimont LLC
		Special Servicer
Principal Prepayment Detail	16
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Historical Detail	17		550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Delinquency Loan Detail	18	Special Servicer	LNR Partners, LLC
Collateral Stratification and Historical Detail	19		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Specially Serviced Loan Detail - Part 1	20				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 2	21
		Trust Advisor	Pentalpha Surveillance LLC
Modified Loan Detail	22		Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	26		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690QAA7	1.685000%	45,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690QAB5	2.982000%	122,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690QAC3	3.398000%	67,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690QAD1	3.451000%	230,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61690QAE9	3.719000%	285,394,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61690QAG4	4.004000%	75,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.00%
B	61690QAH2	4.344410%	60,340,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.38%
C	61690QAK5	4.344410%	46,931,000.00	5,362,525.93	161,929.46	19,414.18	0.00	0.00	181,343.64	5,200,596.47	96.40%	13.00%
D	61690QAS8	4.344410%	56,317,000.00	56,317,000.00	0.00	203,886.77	0.00	0.00	203,886.77	56,317,000.00	57.47%	7.75%
E	61690QAU3	4.344410%	24,136,000.00	24,136,000.00	0.00	87,380.56	0.00	0.00	87,380.56	24,136,000.00	40.78%	5.50%
F	61690QAW9	3.000000%	10,727,000.00	10,727,000.00	0.00	26,817.50	0.00	0.00	26,817.50	10,727,000.00	33.37%	4.50%
G	61690QAY5	3.000000%	16,091,000.00	16,091,000.00	0.00	40,227.50	0.00	0.00	40,227.50	16,091,000.00	22.24%	3.00%
H	61690QBA6	3.000000%	32,181,368.00	32,171,955.45	0.00	47,126.47	0.00	625.00	47,126.47	32,171,330.45	0.00%	0.00%
V	61690QBD0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61690QBE8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,072,706,369.01	144,805,481.38	161,929.46	424,852.98	0.00	625.00	586,782.44	144,642,926.92

X-A	61690QAF6	4.344410%	750,894,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61690QAL3	4.344410%	75,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-FG	61690QAN9	1.344410%	26,818,000.00	26,818,000.00	0.00	30,045.32	0.00	0.00	30,045.32	26,818,000.00
X-H	61690QAQ2	1.344410%	32,181,368.00	32,171,955.45	0.00	36,043.58	0.00	0.00	36,043.58	32,171,330.45
Notional SubTotal			884,982,368.00	58,989,955.45	0.00	66,088.90	0.00	0.00	66,088.90	58,989,330.45

Deal Distribution Total					161,929.46	490,941.88	0.00	625.00	652,871.34

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690QAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690QAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690QAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690QAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61690QAE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61690QAG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61690QAH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	61690QAK5	114.26404573	3.45037310	0.41367497	0.00000000	0.00000000	0.00000000	0.00000000	3.86404807	110.81367263
D	61690QAS8	1,000.00000000	0.00000000	3.62034146	0.00000000	0.00000000	0.00000000	0.00000000	3.62034146	1,000.00000000
E	61690QAU3	1,000.00000000	0.00000000	3.62034140	0.00000000	0.00000000	0.00000000	0.00000000	3.62034140	1,000.00000000
F	61690QAW9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	61690QAY5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
H	61690QBA6	999.70751554	0.00000000	1.46440232	1.03486651	5.48291111	0.00000000	0.01942118	1.46440232	999.68809437
V	61690QBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61690QBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690QAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61690QAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-FG	61690QAN9	1,000.00000000	0.00000000	1.12034156	0.00000000	0.00000000	0.00000000	0.00000000	1.12034156	1,000.00000000
X-H	61690QAQ2	999.70751554	0.00000000	1.12001392	0.00000000	0.00000000	0.00000000	0.00000000	1.12001392	999.68809437

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-FG	10/01/25 - 10/30/25	30	0.00	30,045.32	0.00	30,045.32	0.00	0.00	0.00	30,045.32	0.00
X-H	10/01/25 - 10/30/25	30	0.00	36,043.58	0.00	36,043.58	0.00	0.00	0.00	36,043.58	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	10/01/25 - 10/30/25	30	0.00	19,414.18	0.00	19,414.18	0.00	0.00	0.00	19,414.18	0.00
D	10/01/25 - 10/30/25	30	0.00	203,886.77	0.00	203,886.77	0.00	0.00	0.00	203,886.77	0.00
E	10/01/25 - 10/30/25	30	0.00	87,380.56	0.00	87,380.56	0.00	0.00	0.00	87,380.56	0.00
F	10/01/25 - 10/30/25	30	0.00	26,817.50	0.00	26,817.50	0.00	0.00	0.00	26,817.50	0.00
G	10/01/25 - 10/30/25	30	0.00	40,227.50	0.00	40,227.50	0.00	0.00	0.00	40,227.50	0.00
H	10/01/25 - 10/30/25	30	143,144.16	80,429.89	0.00	80,429.89	33,303.42	0.00	0.00	47,126.47	176,447.58
Totals			143,144.16	524,245.30	0.00	524,245.30	33,303.42	0.00	0.00	490,941.88	176,447.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61690QAG4	N/A	75,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61690QAH2	N/A	60,340,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61690QAK5	4.344410%	46,931,000.00	5,362,525.93	161,929.46	19,414.18	0.00	0.00	181,343.64	5,200,596.47
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,360,000.03	5,362,525.93	161,929.46	19,414.18	0.00	0.00	181,343.64	5,200,596.47

Exchangeable Certificate Details
PST	61690QAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	652,871.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	526,128.76	Master Servicing Fee	1,246.94
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	251.37
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	62.35
ARD Interest	0.00	Trust Advisor Fee	112.81
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	526,128.76	Total Fees	1,883.46

Principal		Expenses/Reimbursements
Scheduled Principal	162,554.46	Reimbursement for Interest on Advances	1,240.17
Unscheduled Principal Collections		ASER Amount	32,110.39
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(47.14)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(625.00)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	161,929.46	Total Expenses/Reimbursements	33,303.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	490,941.88
Excess Liquidation Proceeds	0.00	Principal Distribution	161,929.46
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	652,871.34
Total Funds Collected	688,058.22	Total Funds Distributed	688,058.22

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	144,805,481.38	144,805,481.38	Beginning Certificate Balance	144,805,481.38
(-) Scheduled Principal Collections	162,554.46	162,554.46	(-) Principal Distributions	161,929.46
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	625.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	625.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	625.00	625.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	144,642,926.92	144,642,926.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	145,321,637.93	145,321,637.93	Ending Certificate Balance	144,642,926.92
Ending Actual Collateral Balance	145,321,637.93	145,321,637.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	1	3,833,981.08	2.65%	(6)	4.2040	0.260000	1.30 or less	2	35,452,025.06	24.51%	(5)	4.2004	1.026995
10,000,001 to 20,000,000	2	31,758,441.05	21.96%	(12)	4.2600	1.844525	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	1	37,432,460.81	25.88%	(5)	4.4230	1.420000
30,000,001 to 40,000,000	3	109,050,504.79	75.39%	(6)	4.2079	1.439391	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	2	59,974,766.12	41.46%	(9)	4.0952	1.739975
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	11,783,674.93	8.15%	(12)	4.2600	1.920000
Totals	6	144,642,926.92	100.00%	(7)	4.2193	1.497082	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
							2.41 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 to 3.10	0	0.00	0.00%	0	0.0000	0.000000
							3.11 to 3.20	0	0.00	0.00%	0	0.0000	0.000000
							3.21 to 5.20	0	0.00	0.00%	0	0.0000	0.000000
							5.21 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	144,642,926.92	100.00%	(7)	4.2193	1.497082
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Georgia	1	37,432,460.81	25.88%	(5)	4.4230	1.420000
							Lodging	2	77,432,460.81	53.53%	(7)	4.2112	1.569808
Kansas	1	3,833,981.08	2.65%	(6)	4.2040	0.260000
							Multi-Family	2	31,758,441.05	21.96%	(12)	4.2600	1.844525
New York	1	40,000,000.00	27.65%	(8)	4.0129	1.710000
							Office	1	3,833,981.08	2.65%	(6)	4.2040	0.260000
Texas	2	31,758,441.05	21.96%	(12)	4.2600	1.844525
							Retail	1	31,618,043.98	21.86%	(5)	4.2000	1.120000
Vermont	1	31,618,043.98	21.86%	(5)	4.2000	1.120000
							Totals	6	144,642,926.92	100.00%	(7)	4.2193	1.497082
Totals	6	144,642,926.92	100.00%	(7)	4.2193	1.497082

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	6	144,642,926.92	100.00%	(7)	4.2193	1.497082	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	144,642,926.92	100.00%	(7)	4.2193	1.497082	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	6	144,642,926.92	100.00%	(7)	4.2193	1.497082
								Totals	6	144,642,926.92	100.00%	(7)	4.2193	1.497082
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	144,642,926.92	100.00%	(7)	4.2193	1.497082	Interest Only	1	40,000,000.00	27.65%	(8)	4.0129	1.710000
61 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	230 months or less	1	3,833,981.08	2.65%	(6)	4.2040	0.260000
109 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	4	100,808,945.84	69.70%	(7)	4.3017	1.459648
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	144,642,926.92	100.00%	(7)	4.2193	1.497082	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	6	144,642,926.92	100.00%	(7)	4.2193	1.497082
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	6	144,642,926.92	100.00%	(7)	4.2193	1.497082			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	144,642,926.92	100.00%	(7)	4.2193	1.497082
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
5	300801275	LO	Atlanta	GA	Actual/360	4.423%	142,923.29	93,073.32	0.00	N/A	06/01/25	--	37,525,534.13	37,432,460.81	08/01/25
7	453000255	LO	New York	NY	Actual/360	4.013%	138,222.22	0.00	0.00	N/A	03/01/25	04/15/27	40,000,000.00	40,000,000.00	10/01/25
8	303901008	RT	Rutland	VT	Actual/360	4.200%	114,557.33	56,794.29	0.00	N/A	06/01/25	--	31,674,838.27	31,618,043.98	05/01/25
16	300801125	MF	Midland	TX	Actual/360	4.260%	73,274.10	0.00	0.00	N/A	11/01/24	11/01/25	19,974,766.12	19,974,766.12	11/01/25
24	300801123	MF	Midland	TX	Actual/360	4.260%	43,226.45	0.00	0.00	N/A	11/01/24	11/01/25	11,783,674.93	11,783,674.93	11/01/25
53	695100486	OF	Topeka	KS	Actual/360	4.204%	13,925.37	12,686.85	0.00	N/A	05/06/25	--	3,846,667.93	3,833,981.08	07/06/25
Totals							526,128.76	162,554.46	0.00				144,805,481.38	144,642,926.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
5	4,630,872.46	4,878,100.04	07/01/24	06/30/25	10/14/25	0.00	0.00	235,553.91	707,028.40	0.00	0.00
7	17,051,205.80	14,664,140.00	01/01/25	03/31/25	05/12/25	0.00	0.00	137,877.78	137,877.78	0.00	0.00
8	2,464,512.55	0.00	--	--	10/14/25	7,933,779.24	56,327.62	142,352.43	970,155.75	0.00	0.00
16	1,906,956.98	2,037,401.97	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	929,564.40	1,018,523.63	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	342,485.10	56,196.14	01/01/25	06/30/25	10/14/25	964,939.53	6,857.35	23,081.96	99,459.45	0.00	0.00
Totals	27,325,597.29	22,654,361.78				8,898,718.77	63,184.97	538,866.09	1,914,521.38	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	40,000,000.00	0	0.00	0	0.00	4.219250%	4.009037%	(7)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,500,000.00	4.219372%	4.009097%	(6)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.171007%	3.961882%	(5)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.173478%	3.974580%	(4)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164390%	3.977033%	(3)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164528%	4.019323%	(2)
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	112,018,072.17	4.188350%	4.136230%	0
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	26,965,656.24	4.138826%	4.099012%	1
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	10,485,552.26	4.140683%	4.107953%	2
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	16,033,845.11	4.146605%	4.114284%	3
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,454,840.78	4.152906%	4.133394%	4
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,851,554.47	4.154761%	4.135311%	5
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	300801275	08/01/25	2	5	235,553.91	707,028.40	25,194.12	37,715,210.05	05/23/25	13
7	453000255	10/01/25	0	B	137,877.78	137,877.78	0.00	40,000,000.00	02/07/25	8
8	303901008	05/01/25	5	5	142,352.43	970,155.75	28,111.90	31,963,086.37	06/17/25	2
53	695100486	07/06/25	3	5	23,081.96	99,459.45	210.00	3,884,900.46	08/29/25	13
Totals					538,866.09	1,914,521.38	53,516.02	113,563,196.88
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		104,642,927	31,758,441	72,884,486		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		40,000,000	40,000,000		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	144,642,927	71,758,441	0	37,432,461	35,452,025	0
Oct-25	144,805,481	71,758,441	0	37,525,534	35,521,506	0
Sep-25	172,347,371	78,629,637	0	37,622,859	56,094,875	0
Aug-25	176,899,121	113,846,707	0	0	63,052,415	0
Jul-25	188,990,210	98,835,341	0	0	90,154,869	0
Jun-25	189,209,449	51,974,666	0	0	137,234,783	0
May-25	420,093,161	395,682,847	0	0	24,410,314	0
Apr-25	698,591,465	638,091,465	0	0	60,500,000	0
Mar-25	767,609,091	727,609,091	0	0	40,000,000	0
Feb-25	786,720,480	786,720,480	0	0	0	0
Jan-25	807,247,975	807,247,975	0	0	0	0
Dec-24	821,459,298	821,459,298	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	300801275	37,432,460.81	37,715,210.05	67,000,000.00	08/19/25	4,012,293.88	1.42000	06/30/25	06/01/25	234
7	453000255	40,000,000.00	40,000,000.00	206,600,000.00	04/24/25	13,172,689.00	1.71000	03/31/25	03/01/25	I/O
8	303901008	31,618,043.98	31,963,086.37	48,000,000.00	01/16/15	2,304,985.55	1.12000	12/31/24	06/01/25	234
53	695100486	3,833,981.08	3,884,900.46	7,590,000.00	03/23/15	42,071.64	0.26000	06/30/25	05/06/25	197
Totals		112,884,485.87	113,563,196.88	329,190,000.00		19,532,040.07

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	300801275	LO	GA	05/23/25	13

Loan Collateral is a 326 room independent hotel, Georgian Terrace, located in Midtown Atlanta GA. Loan has a maturity date of 6/1/2025. Borrower was unable to pay off at maturity. Notice of Default issued on 6/25/2025. Borrower has issued a proposa l to extend the Maturity Date. Lender is dual tracking modification and foreclosure.

7	453000255	LO	NY	02/07/25	8
Special Servicer comments are not available for this cycle.

8	303901008	RT	VT	06/17/25	2

Loan transferred on 6/1/25 for maturity default. Collateral is a 223K SF shopping center in Rutland, VT. Property is 82% occupied and DSCR is 1.14x. Property is anchored by Hannaford, Dick's Sport Goods, and Michaels. Borrower and lender are in workout discussions and Lender is dual tracking foreclosure.

53	695100486	OF	KS	08/29/25	13

Loan transferred as Specially Serviced on 8/29/25 due to maturity default. The loan matured on 5/6/2025, and Borrower entered into a forbearance agreement with the master servicer that expired on 7/31/2025. The loan is secured by a 2-story class B suburban office building, built in 2006, consisting of 43K SF (including mezzanine space) on 5.44 acres in Topeka, Kansas. Property was originally a home improvement/showroom store and redeveloped as office in 2011. Property features 137 parking spaces . Special Servicer will continue to discuss alternatives to foreclosure with the Borrower while simultaneously pursuing legal remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	300801275	42,660,059.49	4.42300%	42,660,059.49	4.42300%	10	10/08/20	11/01/20	11/12/20
5	300801275	0.00	4.42300%	0.00	4.42300%	10	11/12/20	11/01/20	10/08/20
10	300801266	29,511,757.45	4.34000%	29,511,757.45	4.34000%	10	07/31/20	06/01/20	09/11/20
16	300801125	0.00	4.26000%	0.00	4.26000%	10	05/24/22	05/25/22	--
23	300801278	13,123,673.50	4.02700%	13,123,673.50	4.02700%	10	06/29/20	07/01/20	08/11/20
23	300801278	0.00	4.02700%	0.00	4.02700%	10	08/11/20	07/01/20	06/29/20
24	300801123	0.00	4.26000%	0.00	4.26000%	10	05/24/22	05/25/22	--
41	300801244	6,491,092.51	4.36000%	6,491,092.51	4.36000%	10	06/30/20	05/01/20	08/11/20
61	695100491	4,006,485.15	4.70700%	0.00	4.70700%	8	11/05/21	11/05/21	12/13/21
Totals		95,793,068.10		91,786,582.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	303901015	04/17/25	18,671,218.53	28,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
17	300801251	10/20/25	20,500,000.00	42,100,000.00	21,701,694.39	810,304.06	21,701,694.39	20,891,390.33	0.00	0.00	0.00	0.00	0.00%
22	303901022	09/17/20	12,703,268.61	18,750,000.00	13,198,549.33	338,844.14	13,198,549.33	12,859,705.19	9,412.85	0.00	0.00	9,412.85	0.06%
27	300801239	02/18/25	9,424,077.42	17,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
43	300801230	04/17/25	6,600,000.00	13,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
51	695100494	04/17/25	4,266,618.91	7,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
52	695100495	01/18/23	4,525,812.71	4,200,000.00	5,741,476.34	534,984.42	5,741,476.34	5,206,491.92	0.00	(625.00)	(625.00)	625.00	0.01%
63	300801250	02/18/25	3,246,224.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
67	300801254	03/17/25	3,202,292.44	5,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			83,139,512.87	137,550,000.00	40,641,720.06	1,684,132.62	40,641,720.06	38,957,587.44	9,412.85	(625.00)	(625.00)	10,037.85

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	303901015	04/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	300801251	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	303901022	09/17/20	0.00	0.00	9,412.85	0.00	0.00	9,412.85	0.00	0.00	9,412.85
27	300801239	02/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	300801230	04/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	695100494	04/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	695100495	01/25/23	0.00	0.00	0.00	0.00	0.00	625.00	0.00	0.00	625.00
63	300801250	02/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	300801254	03/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	625.00	0.00	0.00	625.00
Cumulative Totals			0.00	0.00	9,412.85	0.00	0.00	10,037.85	0.00	0.00	10,037.85

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,078.41	0.00	0.00	0.00	0.00	0.00	1,240.17	0.00	0.00	0.00
7	0.00	0.00	(16,944.44)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
8	0.00	0.00	6,818.89	0.00	0.00	28,625.51	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	2,000.00	0.00	0.00	3,484.88	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(47.14)	0.00	0.00	32,110.39	0.00	0.00	1,240.17	0.00	0.00	0.01
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		33,303.43

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26